DIRECT COMMERCIAL PROPERTY EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 136	$ 125	$ 277	$ 264
Direct commercial property expense	430	474	910	962
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	160	175	349	367
Real estate taxes	131	148	272	284
Employee compensation and benefits	31	36	62	76
Depreciation and amortization	11	6	19	12
Lease expense	3	4	7	8
Other	$ 94	$ 105	$ 201	$ 215